Vanguard International Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)1
Australia (4.4%)
Steadfast Group Ltd.	5,260,200	13,643
Iluka Resources Ltd.	2,018,945	13,173
IPH Ltd.	2,230,600	12,665
^ Bingo Industries Ltd.	7,453,980	12,210
Link Administration Holdings Ltd.	3,414,219	11,825
oOh!media Ltd.	3,758,485	11,435
James Hardie Industries plc	772,340	10,446
Challenger Ltd.	1,937,400	9,333
Incitec Pivot Ltd.	3,590,876	8,526
Monadelphous Group Ltd.	645,931	8,319
NRW Holdings Ltd.	4,037,077	6,693
Domain Holdings Australia Ltd.	2,458,208	5,056
* Nufarm Ltd.	1,363,240	4,528
Estia Health Ltd.	2,109,977	3,887
Ansell Ltd.	200,767	3,819
Costa Group Holdings Ltd.	1,243,546	3,360
Bravura Solutions Ltd.	422,706	1,413
		140,331
Austria (1.3%)
Lenzing AG	112,500	11,475
Wienerberger AG	373,652	8,541
ANDRITZ AG	172,504	6,144
Schoeller-Bleckmann Oilfield Equipment AG	63,088	5,018
^ Porr AG	207,012	4,516
* S&T AG	141,473	3,325
Palfinger AG	88,500	2,287
		41,306
Belgium (1.0%)
* Galapagos NV	45,457	7,887
Barco NV	37,100	7,748
Cie d'Entreprises CFE	86,511	7,603
Euronav NV	744,657	6,268
* Shurgard Self Storage SA	84,439	2,977
		32,483
Brazil (0.5%)
Kroton Educacional SA	2,291,300	7,541
Odontoprev SA	1,494,500	6,853
		14,394
China (2.4%)
Shenzhou International Group Holdings Ltd.	1,203,800	16,604
* New Oriental Education & Technology Group Inc. ADR	99,636	10,393
^,*,2 Tongcheng-Elong Holdings Ltd.	3,726,400	6,810
BEST Inc. ADR	1,179,300	5,896
Nexteer Automotive Group Ltd.	5,660,000	5,882
^,* Baozun Inc. ADR	116,975	5,803
HUYA Inc. ADR	233,000	5,282
Haitian International Holdings Ltd.	2,591,000	5,234

	Shandong Weigao Group Medical Polymer Co. Ltd.	5,044,000	4,809
	Huazhu Group Ltd. ADR	134,760	4,415
2	A-Living Services Co. Ltd.	1,974,450	3,909
			75,037
Denmark (0.7%)
	Topdanmark A/S	345,683	17,718
	SimCorp A/S	45,300	4,083
*,§ OW Bunker A/S		1,000,000	—
			21,801
Finland (0.3%)
	Metso Oyj	138,558	5,324
*	Outotec Oyj	705,689	4,405
			9,729
France (10.2%)
	Altran Technologies SA	2,543,934	40,132
^	Rubis SCA	704,742	39,712
	Nexity SA	612,154	29,392
	Trigano SA	250,000	25,082
	Elis SA	1,198,987	22,186
	Teleperformance	99,751	20,897
*	Ubisoft Entertainment SA	252,049	20,732
	SPIE SA	895,466	16,598
*	ID Logistics Group	87,535	16,386
	Orpea	115,100	14,380
	Kaufman & Broad SA	322,564	13,245
*,2 SMCP SA		750,000	11,728
2	Maisons du Monde SA	570,923	11,435
*	SOITEC	94,775	9,835
*	Virbac SA	41,243	7,656
	Imerys SA	179,820	7,517
	Gaztransport Et Technigaz SA	63,100	5,725
^	Tikehau Capital SCA	213,108	4,614
	Albioma SA	132,769	3,525
^,* Innate Pharma SA		341,522	2,353
	LISI	69,100	2,003
			325,133
Germany (4.3%)
2	Befesa SA	537,204	19,370
	Grand City Properties SA	775,000	17,460
	S&T AG	665,853	15,542
^,* HelloFresh SE		1,282,790	12,301
	Stabilus SA	246,000	11,211
	SAF-Holland SA	1,068,338	11,008
	Stemmer Imaging AG	291,170	9,790
	New Work SE	23,084	8,841
	STRATEC SE	120,990	7,890
	Wacker Chemie AG	102,428	7,568
	Duerr AG	211,084	6,278
	CTS Eventim AG & Co. KGaA	125,300	6,248
	Nemetschek SE	45,300	2,519
^,* Jumia Technologies AG ADR		134,391	2,287
			138,313
Hong Kong (1.5%)
	Techtronic Industries Co. Ltd.	2,297,500	17,086
	ASM Pacific Technology Ltd.	1,360,900	15,916

^	Value Partners Group Ltd.	11,646,000	6,943
	Johnson Electric Holdings Ltd.	2,646,625	4,763
2	Crystal International Group Ltd.	7,970,000	3,549
			48,257
India (1.2%)
	Container Corp. Of India Ltd.	1,336,840	9,918
	Apollo Hospitals Enterprise Ltd.	486,586	9,534
	Gujarat Pipavav Port Ltd.	6,724,221	7,617
	Zee Entertainment Enterprises Ltd.	1,199,976	6,282
	Edelweiss Financial Services Ltd.	2,267,400	4,793
			38,144
Ireland (2.5%)
	Dalata Hotel Group plc	5,838,100	30,039
	Smurfit Kappa Group plc	481,328	15,143
	Irish Continental Group plc	2,150,400	9,852
	Irish Residential Properties REIT plc	3,800,000	7,217
	Kingspan Group plc	141,545	6,923
	Origin Enterprises plc	1,175,000	6,440
	Glanbia plc	405,496	5,279
			80,893
Italy (7.2%)
	Recordati SPA	525,000	23,512
	Cerved Group SPA	2,923,766	23,039
	Autogrill SPA	1,661,274	17,559
	Banca Generali SPA	595,632	17,342
	FinecoBank Banca Fineco SPA	1,569,500	15,613
	Interpump Group SPA	551,903	15,514
	Salvatore Ferragamo SPA	714,186	14,978
	DiaSorin SPA	126,836	14,709
2	doValue SPA	1,000,000	12,501
	Amplifon SPA	465,600	11,476
2	Anima Holding SPA	2,602,537	9,567
	PRADA SPA	2,972,900	9,126
2	Gima TT SPA	789,246	7,060
	Buzzi Unicem SPA	316,988	6,442
	Brunello Cucinelli SPA	193,918	6,142
	Maire Tecnimont SPA	2,513,562	6,049
^	Tod's SPA	80,210	3,994
^,*,2 OVS SPA		2,135,384	3,757
	Tamburi Investment Partners SPA	576,734	3,634
	IMA Industria Macchine Automatiche SPA	45,808	3,597
2	Piovan SPA	325,000	2,284
	Datalogic SPA	67,800	1,192
			229,087
Japan (26.5%)
	Nippon Shinyaku Co. Ltd.	507,270	36,554
	Zenkoku Hosho Co. Ltd.	765,855	29,873
	Disco Corp.	137,643	25,261
	Nabtesco Corp.	933,700	25,153
	Kureha Corp.	293,400	19,436
	ABC-Mart Inc.	295,200	18,657
	SCSK Corp.	382,300	18,150
	Glory Ltd.	669,400	17,676
	en-japan Inc.	423,700	17,381
	Digital Garage Inc.	495,100	17,002
	Sumitomo Forestry Co. Ltd.	1,313,400	16,440

Pigeon Corp.	419,700	15,304
Tsuruha Holdings Inc.	149,000	15,167
Koito Manufacturing Co. Ltd.	291,200	14,558
Nippon Densetsu Kogyo Co. Ltd.	743,700	14,249
Daifuku Co. Ltd.	259,600	14,198
Open House Co. Ltd.	324,600	14,142
Horiba Ltd.	261,200	13,978
Aica Kogyo Co. Ltd.	471,200	13,574
Ai Holdings Corp.	862,100	13,460
Toyo Tire Corp.	963,800	12,591
Sugi Holdings Co. Ltd.	261,300	12,578
Pola Orbis Holdings Inc.	493,700	12,408
Nifco Inc.	484,400	11,947
Musashi Seimitsu Industry Co. Ltd.	907,000	11,868
SBI Holdings Inc.	492,900	11,207
Izumi Co. Ltd.	295,800	11,096
GMO internet Inc.	678,100	11,024
^ Aruhi Corp.	530,400	9,965
Kakaku.com Inc.	478,400	9,937
IHI Corp.	400,724	9,549
Hitachi Transport System Ltd.	288,900	8,986
Japan Lifeline Co. Ltd.	504,600	8,881
Asahi Intecc Co. Ltd.	339,806	8,880
Ichigo Inc.	2,448,230	8,846
Shinmaywa Industries Ltd.	700,700	8,758
Kyudenko Corp.	282,430	8,745
^ Trusco Nakayama Corp.	413,100	8,489
Arcs Co. Ltd.	403,400	8,391
JGC Corp.	641,600	8,353
Nippon Yusen KK	499,700	8,325
Iriso Electronics Co. Ltd.	180,200	8,220
ZOZO Inc.	430,600	8,120
OBIC Business Consultants Co. Ltd.	183,100	7,881
Hazama Ando Corp.	1,142,600	7,876
DMG Mori Co. Ltd.	536,500	7,771
Kyoritsu Maintenance Co. Ltd.	179,900	7,745
JSP Corp.	439,100	7,630
Kyowa Exeo Corp.	313,800	7,537
EPS Holdings Inc.	460,300	7,087
NEC Networks & System Integration Corp.	272,500	7,047
* M&A Capital Partners Co. Ltd.	101,400	6,774
Nihon M&A Center Inc.	252,300	6,771
Kissei Pharmaceutical Co. Ltd.	272,800	6,738
Nitta Corp.	242,200	6,678
TechnoPro Holdings Inc.	117,900	6,658
Kumiai Chemical Industry Co. Ltd.	793,000	6,514
Persol Holdings Co. Ltd.	261,400	6,323
Sanwa Holdings Corp.	562,990	6,277
Yokogawa Bridge Holdings Corp.	388,300	6,036
Mirait Holdings Corp.	401,400	5,926
Jamco Corp.	315,300	5,746
KH Neochem Co. Ltd.	226,200	5,604
^ Harmonic Drive Systems Inc.	147,700	5,563
Japan Airport Terminal Co. Ltd.	128,200	5,301
Miura Co. Ltd.	190,700	5,271
Tokyo Ohka Kogyo Co. Ltd.	152,680	5,163
Daibiru Corp.	545,300	5,044

^	Ferrotec Holdings Corp.	568,900	4,880
	Nihon Parkerizing Co. Ltd.	433,300	4,828
	Nippon Gas Co. Ltd.	172,000	4,828
	Obara Group Inc.	138,100	4,780
	THK Co. Ltd.	184,900	4,660
	Daikyonishikawa Corp.	559,900	4,609
	Kenedix Inc.	903,900	4,581
	H2O Retailing Corp.	393,900	4,452
	Ship Healthcare Holdings Inc.	98,700	4,435
	TPR Co. Ltd.	250,200	4,333
	Fukushima Industries Corp.	124,800	3,875
	San-In Godo Bank Ltd.	624,800	3,774
	Bank of Kyoto Ltd.	96,400	3,741
	Warabeya Nichiyo Holdings Co. Ltd.	225,000	3,536
	Modec Inc.	133,000	3,530
	UT Group Co. Ltd.	144,300	3,166
	Mani Inc.	44,000	3,162
	Kanto Denka Kogyo Co. Ltd.	459,000	3,136
	Lintec Corp.	136,400	2,870
	Nishi-Nippon Financial Holdings Inc.	379,100	2,678
	Tokyo Kiraboshi Financial Group Inc.	130,745	1,748
	Tsutsumi Jewelry Co. Ltd.	70,700	1,346
	Eagle Industry Co. Ltd.	89,200	890
			844,176
Malaysia (0.2%)
	AirAsia Group Bhd.	10,747,900	5,087

Mexico (0.5%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,021,243	10,248
	Regional SAB de CV	1,189,500	5,697
			15,945
Netherlands (3.9%)
	TKH Group NV	356,851	21,172
^	AMG Advanced Metallurgical Group NV	685,832	19,635
2	NIBC Holding NV	1,750,000	15,526
*	OCI NV	534,631	13,944
*,2 Basic-Fit NV		407,181	12,823
	Van Lanschot Kempen NV	591,975	12,088
	SIF Holding NV	790,000	11,032
	IMCD NV	100,233	8,830
*,2 Marel HF		1,423,672	6,887
	BE Semiconductor Industries NV	98,945	2,928
	Kendrion NV	56,248	1,082
			125,947
New Zealand (0.3%)
	Fletcher Building Ltd.	2,493,170	8,103

Norway (1.4%)
	Kongsberg Gruppen ASA	1,462,157	18,533
2	Elkem ASA	3,625,000	9,861
	Borregaard ASA	716,326	7,502
	Tomra Systems ASA	250,000	7,353
			43,249

Other (0.7%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	212,436	21,879

Singapore (0.1%)
	Venture Corp. Ltd.	228,100	2,546
	Jardine Cycle & Carriage Ltd.	3,200	78
			2,624
South Africa (0.1%)
	Reinet Investments SCA	254,398	4,377

South Korea (1.1%)
	Nexen Tire Corp.	861,990	6,249
	Medy-Tox Inc.	17,098	5,996
	SK Holdings Co. Ltd.	23,477	4,365
^,*,2 Netmarble Corp.		56,533	4,310
	Samsung Securities Co. Ltd.	136,542	4,195
	Korea Aerospace Industries Ltd.	127,782	3,966
	Hankook Tire & Technology Co. Ltd.	150,917	3,934
	Hansol Chemical Co. Ltd.	38,000	2,599
			35,614
Spain (2.0%)
	Prosegur Cia de Seguridad SA	3,007,455	14,036
2	Prosegur Cash SA	6,767,309	13,732
*,2 Aedas Homes SAU		500,000	11,311
	Melia Hotels International SA	1,038,674	9,150
	CIE Automotive SA	333,957	8,444
	Viscofan SA	121,800	5,962
2	Global Dominion Access SA	357,274	1,718
			64,353
Sweden (3.0%)
	Nordic Entertainment Group AB Class B	698,100	16,689
	Loomis AB Class B	418,061	14,380
^	Intrum AB	484,100	12,691
	Arjo AB	2,099,204	8,449
	Nibe Industrier AB Class B	543,821	7,680
	Husqvarna AB	832,108	7,368
2	Bravida Holding AB	882,251	7,328
	Modern Times Group MTG AB Class B	629,400	5,828
	Karnov Group AB	1,109,600	4,972
	Cellavision AB	98,160	3,970
2	Alimak Group AB	228,600	3,177
	Concentric AB	237,377	2,925
	Troax Group AB	175,500	1,666
			97,123
Switzerland (2.8%)
	OC Oerlikon Corp. AG	2,839,648	30,393
	Logitech International SA	519,596	21,368
	Dufry AG	136,101	11,936
	Ascom Holding AG	816,500	10,602
2	VAT Group AG	62,800	7,853
	Comet Holding AG	85,000	7,847
			89,999
Taiwan (1.7%)
	Chroma ATE Inc.	4,805,000	22,380
	Ennoconn Corp.	1,221,763	8,526

CTCI Corp.	4,336,000	6,330
Gourmet Master Co. Ltd.	989,217	5,857
Giant Manufacturing Co. Ltd.	736,000	5,618
Nien Made Enterprise Co. Ltd.	722,000	5,544
		54,255
United Arab Emirates (0.0%)
* Lamprell plc	1,150,000	768

United Kingdom (13.4%)
Restaurant Group plc	8,859,259	16,381
UDG Healthcare plc	1,645,900	15,936
Melrose Industries plc	6,311,300	14,244
Dunelm Group plc	1,260,000	14,121
Ultra Electronics Holdings plc	586,799	13,913
B&M European Value Retail SA	3,078,621	13,819
Genus plc	413,928	13,288
SSP Group plc	1,509,428	12,911
Electrocomponents plc	1,746,600	12,869
Dechra Pharmaceuticals plc	326,500	11,662
Elementis plc	6,225,322	11,412
HomeServe plc	800,000	11,069
Grainger plc	4,000,000	11,051
Hikma Pharmaceuticals plc	463,938	10,350
Halma plc	420,000	10,143
Bodycote plc	1,095,000	9,770
Pets at Home Group plc	3,700,000	9,351
Abcam plc	551,042	8,728
Cranswick plc	265,400	8,590
Rentokil Initial plc	1,606,798	8,489
Hill & Smith Holdings plc	617,095	8,475
Coats Group plc	8,600,000	8,350
Tyman plc	3,057,557	8,097
2 Auto Trader Group plc	1,215,700	7,981
Telecom Plus plc	485,000	7,844
Keywords Studios plc	364,600	7,319
Cineworld Group plc	2,340,000	7,264
Howden Joinery Group plc	1,063,800	7,146
Volution Group plc	3,183,425	7,009
Keller Group plc	846,780	6,759
QinetiQ Group plc	1,900,000	6,672
Rhi Magnesita NV	121,432	6,576
* Cairn Homes plc	5,327,240	6,278
Redrow plc	922,380	6,277
IG Group Holdings plc	900,000	6,256
Segro plc	670,000	6,216
Polypipe Group plc	1,205,800	5,991
Renishaw plc	125,000	5,819
Jupiter Fund Management plc	1,241,700	5,619
Investec plc	875,000	4,979
2 ConvaTec Group plc	2,589,315	4,892
Consort Medical plc	511,601	4,654
LondonMetric Property plc	1,850,000	4,564
Ted Baker plc	390,000	4,330
Northgate plc	1,051,023	4,224
James Fisher & Sons plc	141,368	3,746
Hunting plc	601,372	3,706
Photo-Me International plc	3,050,000	3,693

Next plc	48,500	3,570
Fevertree Drinks plc	107,336	3,043
Superdry plc	580,000	3,038
Vesuvius plc	436,161	2,658
Clarkson plc	83,900	2,614
Eco Animal Health Group plc	350,000	1,746
Glanbia plc	85,756	1,116
* Just Group plc	1,400,000	800
		427,418
United States (0.2%)
2 Samsonite International SA	3,021,300	5,916

Total Common Stocks (Cost $2,921,334)			3,041,741
	Coupon
Temporary Cash Investments (7.3%)1
Money Market Fund (6.5%)
4,5 Vanguard Market Liquidity Fund	2.386%	2,072,443	207,265

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,963,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.8% and 5.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $205,285,000, representing 6.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $103,588,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $2,347,000 have been segregated as initial margin for open futures contracts.
7 Cash of $600,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.7%)
Goldman Sachs & Co. (Dated 7/31/19, Repurchase Value $23,802,000 collateralized by Federal National Mortgage Assn. 3.500%, 5/01/34, with a value of $24,276,000)

	2.520%	8/1/19	23,800	23,800

U.S. Government and Agency Obligations (0.1%)
6 United States Treasury Bill	2.319%	8/22/19	3,000	2,997
Total Temporary Cash Investments (Cost $234,051)				234,062
Total Investments (102.7%) (Cost $3,155,385)				3,275,803
Other Assets and Liabilities-Net (-2.7%)4,7				(85,539)
Net Assets (100%)				3,190,264

International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	September 2019	104	14,970	6
Dow Jones EURO STOXX 50 Index	September 2019	315	12,072	(103)
FTSE 100 Index	September 2019	125	11,455	115
S&P ASX 200 Index	September 2019	77	8,888	193
				211

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
RBC Capital Markets LLC	9/17/19	JPY	1,596,300	USD	14,837	—	(109)
Toronto-Dominion Bank	9/17/19	JPY	1,254,690	USD	11,686	—	(110)
Toronto-Dominion Bank	9/24/19	GBP	9,101	USD	11,571	—	(472)
RBC Capital Markets LLC	9/24/19	EUR	9,905	USD	11,178	—	(163)
RBC Capital Markets LLC	9/24/19	GBP	8,899	USD	11,100	—	(247)
Citibank, N.A.	9/18/19	JPY	1,099,685	USD	10,210	—	(63)
Toronto-Dominion Bank	9/24/19	EUR	7,960	USD	9,006	—	(154)
RBC Capital Markets LLC	9/23/19	AUD	12,506	USD	8,788	—	(219)
Toronto-Dominion Bank	9/23/19	AUD	11,030	USD	7,609	—	(52)

International Explorer Fund

JPMorgan Chase Bank, N.A.	9/24/19	AUD	7,366	USD	5,074	—	(27)
JPMorgan Chase Bank, N.A.	9/24/19	GBP	3,830	USD	4,881	—	(211)
Barclays Bank plc	9/25/19	EUR	4,070	USD	4,605	—	(79)
Goldman Sachs International	9/18/19	JPY	410,933	USD	3,813	—	(22)
Morgan Stanley Capital
Services LLC	9/25/19	EUR	2,062	USD	2,334	—	(41)
Citibank, N.A	9/24/19	USD	6,195	EUR	5,429	158	—
JPMorgan Chase Bank, N.A.	9/23/19	USD	5,470	AUD	7,772	145	—	(211)
JPMorgan Chase Bank, N.A.	9/17/19	USD	5,147	JPY	551,775	56	—	(211)
Morgan Stanley Capital
Services LLC	9/17/19	USD	4,090	JPY	440,595	25	—	(211)
Goldman Sachs International	9/24/19	USD	3,949	GBP	3,109	157	—	(211)
Bank of America, N.A.	9/24/19	USD	3,880	GBP	3,074	131	—	(211)
Goldman Sachs International	9/17/19	USD	3,752	JPY	400,270	59	—	(211)
RBC Capital Markets LLC	9/17/19	USD	3,561	JPY	383,250	24	—	(211)
RBC Capital Markets LLC	9/17/19	USD	3,467	JPY	375,840	—-	(1)
BNP Paribas	9/17/19	USD	3,324	JPY	357,190	29	—	(211)
BNP Paribas	9/24/19	USD	2,793	GBP	2,232	71	—	(211)
RBC Capital Markets LLC	9/24/19	USD	2,681	EUR	2,394	18	—	(211)
BNP Paribas	9/23/19	USD	2,337	AUD	3,315	65	—	(211)
Goldman Sachs International	9/23/19	USD	2,186	AUD	3,129	42	—	(211)
RBC Capital Markets LLC	9/24/19	USD	2,018	GBP	1,647	10	—	(211)
Bank of America, N.A.	9/17/19	USD	1,873	JPY	199,550	32	—	(211)

International Explorer Fund

UBS AG	9/24/19	USD	1,870	GBP	1,468	80	—	(211)

RBC Capital Markets LLC	9/23/19	USD	1,869	AUD	2,704	17	—	(211)

Credit Suisse International	9/24/19	USD	1,864	GBP	1,488	50	—	(211)

Bank of America, N.A.	9/24/19	USD	1,851	EUR	1,617	53	—	(211)

JPMorgan Chase Bank, N.A.	9/24/19	USD	1,817	EUR	1,605	32	—	(211)

BNP Paribas	9/24/19	USD	1,642	EUR	1,458	21	—	(211)
Morgan Stanley Capital
Services LLC	9/24/19	USD	1,548	EUR	1,372	22	—	(211)
Morgan Stanley Capital
Services LLC	9/23/19	USD	1,495	AUD	2,143	27	—	(211)
						1,324	(1,970)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2019, a counterparty had deposited in a segregated account cash of $60,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

International Explorer Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S.
dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund

International Explorer Fund

cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default
(including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any

International Explorer Fund

investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	86,294	2,955,447	—
Temporary Cash Investments	207,265	26,797	—
Futures Contracts—Assets[1]	116	—	—
Futures Contracts—Liabilities[1]	(447)	—	—
Forward Currency Contracts—Assets	—	1,324	—
Forward Currency Contracts—Liabilities	—	(1,970)	—
Total	293,228	2,981,598	—
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All
World ex-US Small-
Cap ETF	25,105	2,956	6,116	(16)	(50)	574	—	21,879
Vanguard Market
Liquidity Fund	270,069	NA1	NA1	15	1	1,696	—	207,265
Total	295,174			(1)	(49)	2,270	—	229,144
1 Not applicable—purchases and sales are for temporary cash investment purposes.